INVENTORIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

Components of inventory	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Raw materials	141,554	199,174
Production supplies	202,924	209,396
Work in progress	84,644	70,625
Finished goods	721,267	769,558
Spare parts	249,457	221,258
Total inventories	1,399,846	1,470,011

Inventories recognized as cost of sales as of December 31, 2023 were ThU.S.$ 4,616,212 (ThU.S.$ 4,185,527 and
ThU.S.$
3,599,930
as of December 31, 2022 and 2021, respectively).

In order to have inventories recorded at net realizable value, inventories are subject to evaluations and obsolescence provision recognition as of December 31, 2023, a net decrease of inventories was recognized associated with a higher provision of
ThU.S.$ 33,361 (ThU.S.$ 11,880 and
ThU.S.$ 33,890
as of December 31, 2022 and 2021, respectively). As of December 31, 2023, the amount of obsolescence provision arises to the sum of ThU.S.$ 110,731 (ThU.S.$ 77,370 as of December 31, 2022).

As of December 31, 2023, there were inventory write-offs of ThU.S.$ 3,614 (ThU.S.$ 4,865 and
ThU.S.$ 993
as of December 31, 2022 and 2021, respectively) which are presented in the consolidated statements of profit or loss within cost of sales.

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, no inventories were pledged as security.